Nature Of The Company (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Nature Of Company [Line Items]
Term Of Loan	90 days	90 days
Minimum [Member]
Nature Of Company [Line Items]
Term Of Loan		30 days
Maximum [Member]
Nature Of Company [Line Items]
Term Of Loan		90 days